Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Activities
Net income	$ 738,000,000	$ 462,000,000	$ 5,917,000,000
(Loss) income from discontinued operations	(40,000,000)	(71,000,000)	4,856,000,000
Net income from continuing operations	778,000,000	533,000,000	1,061,000,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,194,000,000	1,147,000,000	1,135,000,000
Credit for deferred income tax and other tax related items	(163,000,000)	(381,000,000)	(157,000,000)
Earnings of nonconsolidated affiliates less than dividends received	13,000,000	20,000,000	36,000,000
Net periodic pension benefit (credit) cost	(1,000,000)	31,000,000	2,000,000
Periodic benefit plan contributions	(51,000,000)	(63,000,000)	(66,000,000)
Net gain on sales, businesses and investments	(20,000,000)	(19,000,000)	(78,000,000)
Restructuring and asset related charges - net	87,000,000	146,000,000	155,000,000
Stock based compensation	77,000,000	74,000,000	75,000,000
Goodwill impairment charge	0	804,000,000	0
Loss on debt extinguishment	74,000,000	0	0
Interest rate swap loss	138,000,000	0	0
Other net (income) loss	(27,000,000)	54,000,000	(59,000,000)
Changes in assets and liabilities, net of effects of acquired and divested companies:
Accounts and notes receivable	(135,000,000)	202,000,000	(79,000,000)
Inventories	(7,000,000)	227,000,000	(215,000,000)
Accounts payable	77,000,000	(310,000,000)	(138,000,000)
Other assets and liabilities, net	287,000,000	(274,000,000)	(423,000,000)
Cash provided by operating activities - continuing operations	2,321,000,000	2,191,000,000	1,249,000,000
Investing Activities
Capital expenditures	(579,000,000)	(619,000,000)	(662,000,000)
Proceeds from sales of property, businesses, and ownership interests in nonconsolidated affiliates, net of cash divested	8,000,000	1,244,000,000	10,951,000,000
Acquisitions of property and businesses, net of cash acquired	(321,000,000)	(1,761,000,000)	5,000,000
Purchases of investments	0	(32,000,000)	(1,317,000,000)
Proceeds from sales and maturities of investments	0	1,334,000,000	15,000,000
Other investing activities, net	43,000,000	6,000,000	12,000,000
Cash (used for) provided by investing activities - continuing operations	(849,000,000)	172,000,000	9,004,000,000
Financing Activities
Changes in short-term borrowings	0	0	(150,000,000)
Proceeds from credit facility	0	0	600,000,000
Repayment of credit facility	0	0	(600,000,000)
Payments on long-term debt	(687,000,000)	(300,000,000)	(2,500,000,000)
Purchases of common stock and forward contracts	(500,000,000)	(2,000,000,000)	(4,375,000,000)
Proceeds from issuance of Company stock	50,000,000	27,000,000	88,000,000
Employee taxes paid for share-based payment arrangements	(27,000,000)	(27,000,000)	(27,000,000)
Distributions to noncontrolling interests	(26,000,000)	(37,000,000)	(26,000,000)
Dividends paid to stockholders	(635,000,000)	(651,000,000)	(652,000,000)
Payment of excise tax on purchase of treasury stock	(21,000,000)	0	0
Other financing activities, net	(1,000,000)	(1,000,000)	(4,000,000)
Cash used for financing activities - continuing operations	(1,847,000,000)	(2,989,000,000)	(7,646,000,000)
Cash Flows from Discontinued Operations
Cash used for operations - discontinued operations	(474,000,000)	(273,000,000)	(661,000,000)
Cash used for investing activities - discontinued operations	0	(33,000,000)	(81,000,000)
Cash used for financing activities - discontinued operations	0	0	(21,000,000)
Cash used in discontinued operations	(474,000,000)	(306,000,000)	(763,000,000)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(62,000,000)	(37,000,000)	(148,000,000)
(Decrease) increase in cash, cash equivalents and restricted cash	(911,000,000)	(969,000,000)	1,696,000,000
Cash, Cash Equivalent, Restricted Cash, and Restricted Cash Equivalent, Including Discontinued Operation [Abstract]
Cash, cash equivalents and restricted cash from continuing operations, beginning of period	2,803,000,000	3,772,000,000	2,037,000,000
Cash, cash equivalents and restricted cash from discontinued operations, beginning of period	0	0	39,000,000
Cash, cash equivalents and restricted cash at beginning of period	2,803,000,000	3,772,000,000	2,076,000,000
Cash, cash equivalents and restricted cash from continuing operations, end of period	1,892,000,000	2,803,000,000	3,772,000,000
Cash, cash equivalents and restricted cash from discontinued operations, end of period	0	0	0
Cash, cash equivalents and restricted cash from discontinued operations, end of period	1,892,000,000	2,803,000,000	3,772,000,000
Supplemental cash flow information
Interest, net of amounts capitalized - from continuing operations	394,000,000	408,000,000	494,000,000
Income taxes, net of refunds - from continuing operations	363,000,000	360,000,000	642,000,000
Interest, net of amounts capitalized - from discontinued operations	0	0	0
Income taxes, net of refunds - from discontinued operations	$ (47,000,000)	$ 34,000,000	$ 202,000,000